Other long-term liabilities and deferred credits (Tables)	6 Months Ended
Jun. 30, 2020
Other Liabilities Disclosure [Abstract]
Other Long Term Liabilities
Other long-term liabilities consist of the following:

	June 30, 2020	December 31, 2019
Advances in aid of construction	$62,664	$60,828
Environmental remediation obligation	66,446	58,061
Asset retirement obligations	54,794	53,879
Customer deposits	31,708	31,946
Unamortized investment tax credits	18,051	18,234
Deferred credits	18,856	18,952
Contingent development support obligations	10,898	9,446
Preferred shares, Series C	12,975	13,793
Lease liabilities	14,248	9,695
Other	29,293	26,506
	$319,933	$301,340
Less: current portion	(56,944)	(57,939)
	$262,989	$243,401